Financial Risk Management and Financial Instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) customer	Dec. 31, 2020 EUR (€) customer	Jan. 01, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Market Risk Management and Financial Instruments
Contract assets | €	€ 2,123,884	€ 0
Cash and cash equivalents | €	€ 58,004,145	€ 81,021,280	€ 9,335,123	€ 9,335,123	€ 9,943,184
Credit risk
Market Risk Management and Financial Instruments
Contract assets as a percentage	100.00%
Credit risk | Customer one
Market Risk Management and Financial Instruments
Trade receivable as a percentage	20.00%	16.00%
Number of major customer	1	1
Credit risk | Customer two
Market Risk Management and Financial Instruments
Trade receivable as a percentage	16.00%	15.00%
Number of major customer	2	2
Interest rate risk | Customer one
Market Risk Management and Financial Instruments
Number of major customer	1
Interest rate risk | Customer two
Market Risk Management and Financial Instruments
Trade receivable as a percentage	12.00%